Employee Benefit Plans	12 Months Ended
Mar. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans
Luxoft Global Operations GmbH and Excelian Luxoft Financial Services AG maintain mandatory defined benefit pension plans in accordance with the legislation of Switzerland, which obliges all Swiss employers to provide a minimum
20. Employee Benefit Plans (Continued)
pension plan for their employees. According to the plan, contributions are defined by the plan regulations and cannot be decreased without amending the plan regulations. In pension funds the employer has to pay at least as much as the employees. Swiss pension funds are legally independent from the employer. Funding is granted there by means of defined savings contributions on individual retirement assets implementing a guaranteed interest rate (1.25% for 2016, 1.00% for 2017 and 1.00% for 2018) and a fixed conversion rate of 6.8% for old age pensions mandatory part of the of the retirement asset.
The Group accounts for its defined benefit pension plans in accordance with ASC Subtopic 715-30, Defined Benefit Plans—Pension. Benefits under this plan are based on the employees' years of service and compensation.
The present value of the Projected Benefit Obligation (PBO) is determined using the projected unit method. The following inputs were used in benefit calculations:

	Years ended March 31,
	2018	2017
Discount rate at April 1, 2017 and 2016	0.6%	0.5%
Expected rate of return on plan assets at April 1, 2016 and 2015	2.5%	2.5%
Discount rate at March 31, 2018 and 2017	0.9%	0.6%
Expected rate of return on plan assets at March 31, 2018 and 2017	1%-2.5%	2.5%
Future salary increases	1.5%	1.0%
Future pension increases	0.0%	0.0%
Expected average remaining working lives in years	11	11

Mortality and disability rates used were in accordance with the mortality tables "BVG 2015" (generation tables) published in December 2015.
Luxoft Global Operations GmbH is affiliated via contract with the collective foundation AXA Foundation for Occupational Benefits. Excelian Luxoft Financial Services AG is affiliated via contract with the pension fund Profond. As there is no financial statement for each contract separately, the plan assets at fair value correspond to the lump sum of savings of the plan participants at reporting date. The collective foundation is responsible for the investment of the assets. The plan assets consist entirely of insurance assets.
On 3rd April 2018, Profond announced to decrease the future conversion rates from 6.80% in 2018 to 6.20% in 2021 (men, retirement age 65). The reduction of future benefits was calculated as of March 31, 2018 and decreases the projected benefit obligation by 412. The plan amendment was accounted for as a prior service credit in accumulated other comprehensive loss as of March 31, 2018 to be amortized in profit or loss over the remaining service years starting next financial year.

20. Employee Benefit Plans (Continued)
The change in the projected benefit obligations for the years ended March 31, 2018 and 2017 is as following:

	For the years ended March 31,
	2018	2017
Balance at the beginning of period	$1,041	$1,989
Acquisition of Excelian Luxoft Financial Services AG	7,213	—
Interest cost	33	9
Current service cost	623	458
Prior service costs	132	—
Contributions by plan participants	2,708	(742)
Actuarial loss on obligation	1,304	(619)
Plan amendments	(412)	—
Foreign currency exchange rate changes	369	(54)
Balance at the end of period	$13,011	$1,041

The fair value of pension plan's investments is presented below. The valuation techniques used to measure the fair value of these assets are discussed in Note 2 and have been applied consistently.

	For the years ended March 31,
	2018	2017
Balance at the beginning of period	$625	$1,199
Acquisition of Excelian Luxoft Financial Services AG	5,010	—
Actual return on plan assets	484	(50)
Contribution paid	403	251
Contributions by plan participants	132	—
Benefits (paid)/deposited	2,708	(742)
Foreign currency exchange rate changes	253	(33)
Balance at the end of period	$9,615	$625

The funding status of the plan and the amounts recognized in the statement of financial position as of March 31, 2018 and 2017, respectively, are as follows:

	As of March 31,
	2018	2017
Benefit obligations	$13,011	$1,041
Fair value of plan assets	9,615	625
Underfunded	$3,396	$416

At March 31, 2018 and 2017, the net plan liabilities in amounts of $3,396 and $416, respectively, were recognized within other non-current liabilities.

20. Employee Benefit Plans (Continued)
For the years ended March 31, 2018, 2017 and 2016, the Group recognized $566, $483 and $413 respectively, of net periodic pension cost within selling, general and administrative expenses and $498 loss, $583 gain and $378 gain in accumulated other comprehensive loss.
At March 31, 2018 and 2017, accumulated other comprehensive loss was $545 and $47, respectively.
In 2019 financial year, the Group estimates to amortize $45 of prior service cost and $8 of net actuarial loss from accumulated other comprehensive income into pension cost.